Other Non-Current Assets (Details) - USD ($) $ in Thousands	Mar. 04, 2024	Sep. 30, 2024	Dec. 31, 2023
Components of Other Non-Current Assets:
Pre-operational assets		$ 8,241	$ 189,023
Operating lease right-of-use-assets		7,515	7,386
Other		1,117	107,096
Other non-current assets		149,055	499,806
Other Noncurrent Assets
Components of Other Non-Current Assets:
Lease and operate agreement, pre-commissioning contractual cash flows		0	105,400
Fuji LNG
Components of Other Non-Current Assets:
Payments to acquire productive assets	$ 77,500
Increase (decrease) in other noncurrent assets	(15,500)
Property, plant and equipment, transfer	$ 15,500
F2K Project
Components of Other Non-Current Assets:
Other assets, capitalized engineering costs, noncurrent		8,200	4,400
Oil
Components of Other Non-Current Assets:
Derivative instrument		61,044	105,948
Gas
Components of Other Non-Current Assets:
Derivative instrument		46,762	53,663
Interest rate swap
Components of Other Non-Current Assets:
Derivative instrument		$ 24,376	$ 36,690